Derivative Instruments (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Derivative Instruments, Gain (Loss) [Line Items]
Maximum maturity period for all derivatives	18 months
Not Designated as Hedging Instrument [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Net gains on derivatives not designated as hedging instruments	$ 3.6		$ 1.5		$ 0.5
Cash Flow Hedges [Member] | Designated as Hedging Instrument [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative Instruments, Gain (Loss) Reclassified from Accumulated OCI into Income, Effective Portion, Net	(2.0)		0		5.5
Foreign Currency Derivative [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Net foreign currency derivative asset (liability) included on balance sheet	1.8		5.2
Foreign Exchange Forward [Member] | Cash Flow Hedges [Member] | Designated as Hedging Instrument [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative Instruments, Gain (Loss) Reclassified from Accumulated OCI into Income, Effective Portion, Net	(1.6)	[1],[2]	0.5	[1],[2]	6.0	[1],[2]
Foreign Exchange [Member] | Cash Flow Hedges [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Aggregate cash flow hedges outstanding	376.1
British pounds	175.1
Brazilian reais	110.8
Singapore dollars	35.3
Australian dollars	23.6
Euros	22.3
Other currencies	9.0
Foreign Exchange [Member] | Not Designated as Hedging Instrument [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Aggregate cash flow hedges outstanding	208.9
British pounds	25.8
Brazilian reais	20.8
Australian dollars	16.5
Euros	97.9
Indonesian rupiah	13.9
Swiss francs	21.4
Other currencies	12.6
Contract Drilling [Member] | Foreign Exchange Forward [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative Instruments, Gain (Loss) Reclassified from Accumulated OCI into Income, Effective Portion, Net	(2.5)
Depreciation Expense [Member] | Foreign Exchange Forward [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative Instruments, Gain (Loss) Reclassified from Accumulated OCI into Income, Effective Portion, Net	$ 0.9

[1]	Changes in the fair value of cash flow hedges are recorded in AOCI. Amounts recorded in AOCI associated with cash flow hedges are subsequently reclassified into contract drilling, depreciation or interest expense as earnings are affected by the underlying hedged forecasted transaction.
[2]	During the year ended December 31, 2013, $2.5 million of losses were reclassified from AOCI into contract drilling expense and $900,000 of gains were reclassified from AOCI into depreciation expense in our consolidated statement of income.